Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 91.67%
Air Freight & Logistics - 2.20%
Deutsche Post AG (a)	39,570	$1,803,759
Auto Components - 1.69%
Continental AG (a)	8,803	965,862
Gentherm, Inc. (b)	4,357	197,067
Hankook Tire & Technology Co. Ltd. (a)	5,273	130,642
Standard Motor Products, Inc.	2,014	91,516
		1,385,087
Banks - 4.58%
First Horizon National Corp.	4,533	43,290
Huntington Bancshares Inc.	4,864	45,770
ICICI Bank Ltd. - ADR	76,221	818,614
Lloyds Banking Group PLC (a)	2,275,802	858,111
Svenska Handelsbanken AB (a)(b)	86,189	867,058
Swedbank AB (a)(b)	65,750	1,117,311
		3,750,154
Biotechnology - 2.54%
Alnylam Pharmaceuticals, Inc. (b)	3,235	429,090
BioMarin Pharmaceutical, Inc. (b)	7,462	582,259
bluebird bio, Inc. (b)	200	11,860
Ionis Pharmaceuticals, Inc. (b)	6,045	329,453
Neurocrine Biosciences, Inc. (b)	2,814	327,606
Regeneron Pharmaceuticals, Inc. (b)	645	399,855
		2,080,123
Building Products - 3.17%
A. O. Smith Corp.	909	44,514
AAON, Inc.	3,366	191,626
Allegion Plc (a)	219	22,642
Carrier Global Corp.	19,606	585,239
Cie de Saint-Gobain (a)	33,851	1,368,449
Lennox International, Inc.	380	106,525
Simpson Manufacturing Co., Inc.	2,851	280,367
		2,599,362
Chemicals - 1.26%
Air Liquide SA (a)	4,517	749,028
Umicore SA (a)	6,253	287,012
		1,036,040
Commercial Services & Supplies - 0.64%
Healthcare Services Group, Inc.	6,966	144,893
Stericycle, Inc. (b)	2,088	133,862
Tetra Tech, Inc.	2,669	246,375
		525,130
Construction & Engineering - 0.07%
Quanta Services, Inc.	1,062	54,428
Construction Materials - 1.82%
China Resources Cement Holdings Ltd. (a)	103,000	149,999
HeidelbergCement AG (a)	20,552	1,303,855
Martin Marietta Materials, Inc.	175	35,502
		1,489,356
Consumer Finance - 1.09%
Discover Financial Services	12,635	670,666
FirstCash, Inc.	2,047	122,308
SLM Corp.	12,774	97,593
		890,567
Containers & Packaging - 0.84%
Crown Holdings, Inc. (b)	8,993	691,112
Diversified Financial Services - 0.37%
FactSet Research Systems, Inc.	873	305,899
Diversified Telecommunication Services - 2.74%
KT Corp. - ADR	27,511	270,708
KT Corp. (a)	5,051	101,315
ORBCOMM, Inc. (b)	19,298	77,385
Verizon Communications, Inc.	30,234	1,791,969
		2,241,377

Electric Utilities - 3.51%
Enel S.p.A. (a)	218,482	1,978,390
The Kansai Electric Power Co., Inc. (a)	91,500	901,174
		2,879,564
Electrical Equipment - 2.19%
Schneider Electric SE (a)	10,008	1,237,699
TPI Composites, Inc. (b)	5,776	177,381
Vestas Wind Systems A/S (a)	2,519	380,853
		1,795,933
Electronic Equipment, Instruments & Components - 4.19%
Badger Meter, Inc.	2,471	152,436
Cognex Corp.	5,319	368,022
IPG Photonics Corp. (b)	1,431	231,436
Keysight Technologies, Inc. (b)	2,847	280,486
Kyocera Corp. (a)	16,700	958,274
Littelfuse, Inc.	1,281	231,656
Samsung SDI Co. Ltd. (a)	447	169,724
TE Connectivity Ltd. (a)	7,208	696,293
Trimble, Inc. (b)	6,560	343,810
		3,432,137
Entertainment - 1.26%
Nintendo Co. Ltd. (a)	1,800	968,954
Ubisoft Entertainment SA (a)(b)	817	67,238
		1,036,192
Health Care Equipment & Supplies - 4.31%
ABIOMED, Inc. (b)	915	281,472
Alcon, AG (a)(b)	3,566	202,895
Alcon, Inc. (a)(b)	1	57
Becton Dickinson & Co.	3,352	813,766
Edwards Lifesciences Corp. (b)	2,108	180,951
Inogen, Inc. (b)	2,120	64,088
Insulet Corp. (b)	1,122	244,877
Integer Holdings Corp. (b)	2,111	146,208
Masimo Corp. (b)	1,083	242,592
Medtronic PLC (a)	6,911	742,725
Merit Medical Systems, Inc. (b)	5,934	291,359
ResMed, Inc.	1,373	248,211
Tandem Diabetes Care, Inc. (b)	610	68,759
		3,527,960
Health Care Providers & Services - 0.42%
Chemed Corp.	658	340,258
Health Care Technology - 1.57%
Cerner Corp.	11,995	880,073
Omnicell, Inc. (b)	3,634	242,315
Vocera Communications, Inc. (b)	5,811	162,650
		1,285,038
Hotels, Restaurants & Leisure - 0.00%
Compass Group PLC (a)	1	16
Household Durables - 2.57%
Panasonic Corp. (a)	54,100	498,540
Sony Corp. (a)	19,300	1,511,275
Whirlpool Corp.	528	93,836
		2,103,651
Household Products - 0.40%
Reckitt Benckiser Group PLC (a)	3,288	330,047
Industrial Conglomerates - 1.01%
LG Corp. (a)	11,897	826,873
Insurance - 7.82%
Aflac, Inc.	29,733	1,079,903
AIA Group Ltd. (a)	10,600	108,594
Intact Financial Corp. (a)(b)	8,039	861,064
Progressive Corp.	20,700	1,967,328
Reinsurance Group of America, Inc.	8,549	783,772
Samsung Fire & Marine Insurance Co. Ltd. (a)	512	80,538
SCOR SE (a)	7,549	202,312
Willis Towers Watson Plc (a)	6,459	1,327,518
		6,411,029
Interactive Media & Services - 0.32%
Tencent Holdings Ltd. (a)	3,800	259,610
Internet & Catalog Retail - 1.84%
Amazon.com, Inc. (b)	437	1,508,070

Internet & Direct Marketing Retail - 0.07%
Trip.com Group Ltd. - ADR (b)	1,817	54,946
Internet Software & Services - 6.30%
Alibaba Group Holding, Ltd. - ADR (b)	6,301	1,808,576
Alphabet, Inc. - Class C (b)	763	1,246,879
Baidu, Inc. - ADR (b)	847	105,511
Facebook, Inc. - Class A (b)	6,297	1,846,279
NIC, Inc.	7,049	150,708
		5,157,953
IT Services - 1.60%
Fidelity National Information Services, Inc.	2,642	398,546
Visa, Inc. - Class A	4,310	913,677
		1,312,223
Life Sciences Tools & Services - 0.41%
Illumina, Inc. (b)	941	336,144
Machinery - 2.17%
Deere & Co.	4,628	972,158
Epiroc AB (a)	15,594	232,601
KION Group AG (a)	6,780	573,684
		1,778,443
Metals & Mining - 2.27%
Agnico Eagle Mines Ltd. (a)	17,864	1,473,780
AngloGold Ashanti Ltd. - ADR	4,473	131,998
Grupo Mexico SAB de CV (a)	62,800	167,604
Pan American Silver Corp. (a)	2,430	87,869
		1,861,251
Multiline Retail - 0.54%
Kohl's Corp.	20,644	440,956
Pharmaceuticals - 3.68%
Eisai Co., Ltd. (a)	6,300	550,272
GlaxoSmithKline Plc - ADR	32,582	1,290,247
Novartis AG - ADR	9,491	816,795
Novartis AG (a)	4,184	360,607
		3,017,921
Professional Services - 0.04%
Mistras Group, Inc. (b)	6,910	32,892
Real Estate Management & Development - 2.58%
Vonovia SE (a)	29,577	2,116,694
Road & Rail - 0.27%
Lyft, Inc. (b)	7,516	223,000
Semiconductors & Semiconductor Equipment - 4.46%
Applied Materials, Inc.	8,910	548,856
First Solar, Inc. (b)	3,889	297,859
Samsung Electronics Co. Ltd. (a)	36,021	1,635,575
SolarEdge Technologies, Inc. (b)	1,662	367,551
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,208	729,734
Tokyo Electron Ltd. (a)	300	76,952
		3,656,527
Software - 3.93%
Everbridge, Inc. (b)	1,694	251,745
Microsoft Corp.	12,611	2,844,159
PROS Holdings, Inc. (b)	3,151	122,889
		3,218,793
Technology Hardware, Storage & Peripherals - 2.71%
Apple, Inc.	16,808	2,168,904
Stratasys Ltd. (a)(b)	3,209	47,686
		2,216,590
Textiles, Apparel & Luxury Goods - 0.55%
Carter's, Inc.	2,291	182,409
Shenzhou International Group Holdings Ltd. (a)	16,900	272,102
		454,511
Transportation Infrastructure - 0.06%
Airports of Thailand PCL (a)	27,300	49,324
Water Utilities - 0.69%
American Water Works Co., Inc.	3,987	563,523
Wireless Telecommunication Services - 4.92%
China Mobile Ltd. - ADR	47,924	1,678,778
KDDI Corp. (a)	47,200	1,372,003
Tele2 AB (a)	68,836	977,069
		4,027,850
Total Common Stocks (Cost $56,580,685)		75,108,313

Exchange Traded Funds - 2.56%
iShares Core MSCI EAFE ETF	16,792	1,031,533
Vanguard S&P 500 ETF	3,326	1,067,712
Total Exchange Traded Funds (Cost $2,024,732)		2,099,245

Preferred Stocks - 0.28%
Insurance - 0.13%
Samsung Fire & Marine Insurance Co. Ltd. (a)(c), 6.443% (d)	999	109,987
Semiconductors & Semiconductor Equipment - 0.15%
Samsung Electronics Co. Ltd. (a)(c), 2.952% (d)	3,041	121,478
Total Preferred Stocks (Cost $250,627)		231,465

Real Estate Investment Trusts - 1.88%
Industrial REITs - 0.07%
Rexford Industrial Realty, Inc.	1,181	56,665
Residential REITs - 1.06%
CapitaLand Mall Trust (a)	605,800	871,333
Retail REITs - 0.49%
American Campus Communities, Inc.	11,879	402,698
Specialized REITs - 0.26%
Iron Mountain, Inc.	5,583	167,992
Lamar Advertising Co.	580	40,153
		208,145
Total Real Estate Investment Trusts (Cost $1,555,024)		1,538,841

Money Market Funds - 3.38%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (e)	2,766,812	2,766,812
Total Money Market Funds (Cost $2,766,812)		2,766,812

Total Investments (Cost $63,177,880) - 99.77%		81,744,676
Other Assets in Excess of Liabilities - 0.23%		191,161
Total Net Assets - 100.00%		$81,935,837

ADR American Depository Receipt.
REIT Real Estate Investment Trust.
(a) Foreign issued security.
(b) Non-income producing security.
(c) Perpetual preferred stock with no stated maturity.
(d) Dividend yield; the rate shown represents the rate at August 31, 2020.
(e) Seven day yield; the rate shown represents the rate at August 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2020.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,506,023	$28,602,290	$-	$75,108,313
Exchange-Traded Funds	2,099,245	-	-	2,099,245
Preferred Stock	-	231,465	-	231,465
Real Estate Investment Trusts	1,538,841	-	-	1,538,841
Total Equity Securities	50,144,109	28,833,755	-	78,977,864
Money Market Funds	2,766,812	-	-	2,766,812
Total Investments in Securities	$52,910,921	$28,833,755	$-	$81,744,676

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$4,169,990	$-	$4,169,990
Corporate Bonds	-	15,358,122	-	15,358,122
Exchange-Traded Funds	2,284,054		-	2,284,054
Mortgage Backed Securities	-	14,919,720	-	14,919,720
Municipal Bonds	-	16,083,533	-	16,083,533
U.S. Government Notes/Bonds	-	16,829,733	-	16,829,733
U.S. Government Agency Issues	-	3,248,071	-	3,248,071
Total Fixed Income Securities	2,284,054	70,609,169	-	72,893,223
Money Market Funds	987,078	-	-	987,078
Total Investments in Securities	$3,271,132	$70,609,169	$-	$73,880,301

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$103,722,923	$-	$103,722,923
Total Fixed Income Securities	-	103,722,923	-	103,722,923
Money Market Funds	1,104,377	-	-	1,104,377
Total Investments in Securities	$1,104,377	$103,722,923	$-	$104,827,300

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$49,089,982	$-	$49,089,982
Total Fixed Income Securities	-	49,089,982	-	49,089,982
Money Market Funds	13,117	-	-	13,117
Total Investments in Securities	$13,117	$49,089,982	$-	$49,103,099

The Funds held no Level 3 securities during the period ended August 31, 2020.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2020.